The Yacktman Funds

3rd Quarter Report

September 30, 1997


This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.



THE YACKTMAN FUNDS, INC.

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

<Photo>

  For investors who purchased shares at The Yacktman Fund's inception in July, 1992 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $21.27 by the end of the third quarter. The Yacktman Fund had a 7.7% return for the third quarter of 1997 as compared to a 7.5% return for the S&P 500.

  For investors who purchased shares at The Yacktman Focused Fund's inception on May 1, 1997 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $11.90 by the end of the third quarter. This represents a cumulative return of 19.0%, which compares to a 19.1% cumulative return for the S&P 500 for the same period. The Yacktman Focused Fund had a 9.0% return for the third quarter of 1997.





--------------------------------------------------------------------
                                            THE            S&P 500
                                       YACKTMAN FUND     ANNUALIZED
            TIME PERIOD             ANNUALIZED RETURNS     RETURNS
--------------------------------------------------------------------
One Year (10/1/96 - 9/30/97)               35.5%            40.5%
Three Years (10/1/94 - 9/30/97)            26.2%            29.9%
Since low price for Fund
  (8/12/93 - 9/30/97)                      24.2%            22.7%
Five Years (10/1/92 - 9/30/97)             16.2%            20.8%
Since Inception (7/6/92 - 9/30/97)         15.5%            20.1%

The above past performance is not predictive of future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------

  I recently attended my 30 year class reunion at the Harvard Business School and could not help but notice an interesting phenomenon. Thirty years ago when we had a party, we stayed as long as possible. Now, by eleven o'clock, it was time for the clean-up crew. Everyone appears to prefer the comfort and security of a more disciplined schedule and routine, and I suspect that you have a similar attitude with respect to your investments.

------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.


  One interesting piece of data emerged again during the quarter, and I believe a clear pattern of performance is starting to appear. Both of our Funds outperformed the S&P 500 for the quarter, which was a result of our strong relative performance during a decline of the S&P 500 in August. Since we have not had any down quarters in the S&P 500 in the past two years, we went back and looked at what has been happening in down months. Listed below is the performance of The Yacktman Funds during the down months since December, 1995.


------------------------------------------------------------------------
                                         THE YACKTMAN      THE YACKTMAN
   MONTH                  S&P 500            FUND          FOCUSED FUND
------------------------------------------------------------------------
July, 1996                 -4.4%             -1.9%              -
December, 1996             -2.0%              2.9%              -
March, 1997                -4.1%             -1.6%              -
August, 1997               -5.6%             -1.2%              1.0%
------------------------------------------------------------------------
  We believe two general observations can be drawn from the above statistics. First, our equity investment strategy seeks to reduce portfolio risk, and we have done comparatively well in recent down periods. In fact, The Yacktman Fund has outperformed the S&P 500 by an average of 3.6% over the last four down months. The Yacktman Focused Fund was a salmon by going against the current in August with a positive return. Past performance is admittedly no guarantee of future results.

  Second, our objective is to take advantage of beach balls (stocks) being pushed underwater. When additional pressure occurs (a market decline), the more resilient beach balls (i.e., the undervalued stocks we seek for our Funds) will go down less than other beach balls and will tend to rise more rapidly as the pressure is reduced. We believe this beach ball effect explains our highly competitive performance in down markets, including August of this year.

  While we avoid analyzing and forecasting the overall stock market, we, as bargain hunters, have continued this past quarter to work in a hostile environment. We would prefer to see the cash equivalent investment position at 0% rather than near 20% as it has been throughout the year. However, we would also rather not take significant risks with investments in what appears to us to be overvalued equities. Our comfort level, therefore, has clearly been greater with our higher commitments to short-term investments, which will, of course, change as we begin to find more reasonably priced stocks for inclusion in our Funds.

Sincerely,

/s/ Donald A. Yacktman

Donald A. Yacktman


--------------------------------------------------
TOP TWELVE EQUITY HOLDINGS
55.1% of The Yacktman Fund
--------------------------------------------------
                                  PERCENTAGE OF
                                THE YACKTMAN FUND
--------------------------------------------------
Philip Morris Cos., Inc.               8.5%
Whitman Corp.                          5.8%
Department 56, Inc.                    5.4%
Franklin Covey Co.                     4.9%
Fruit of the Loom, Inc.                4.8%
United Asset Management Corp.          4.7%
Clorox Co.                             4.5%
Reebok International Ltd.              3.7%
Intimate Brands, Inc.                  3.6%
Bandag, Inc., Class A                  3.3%
HealthCare COMPARE Corp.               3.1%
A.C. Nielsen Corp.                     2.8%
                                    -------
TOTAL                                 55.1%
--------------------------------------------------

THE YACKTMAN FUND

PURCHASES & SALES

For the Quarter Ended September 30, 1997

---------------------------------------------------------------
                                     NET SHARES      CURRENT
NEW PURCHASES                        PURCHASED     SHARES HELD
---------------------------------------------------------------

ANNTAYLOR STORES CORP.
Sells better-quality women's
apparel, accessories, and shoes.
Stores are located primarily in
upscale malls and specialty
retail centers.                        845,700       845,700

COLUMBIA/HCA HEALTHCARE CORP.
Is the largest hospital manage-
ment company in the U.S.
Operates general hospitals, home
health agencies, nursing
homes, outpatient surgery
centers, and psychiatric units.      1,075,000     1,075,000

LINCARE HOLDINGS, INC.
Is a leading provider of oxygen
and other respiratory services
to patients in the home.               100,000       100,000

NIKE, INC., CLASS B
Designs and markets a wide
variety of footwear, apparel, and
accessories for athletic and
leisure-time activities.               175,000       175,000

REUTERS HOLDINGS ADS
Is the leading supplier of real-time
information systems and automated
trading services to the financial
community worldwide. Reuters is
also the world's largest electronic
publisher.                             200,000       200,000

WELLS FARGO & COMPANY
Is the eighth largest bank holding
company in the U.S.                     40,000        40,000



---------------------------------------------------------------
                                     NET SHARES     CURRENT
OTHER PURCHASES                       PURCHASED   SHARES HELD
---------------------------------------------------------------
Clorox Co.<F1>                          15,000       710,000

Dentsply International, Inc.           171,000       181,000

First Data Corp.                       373,900       688,900

Franklin Covey Co.                      80,000     2,020,000

Fruit of the Loom, Inc.                150,000     2,000,000

Intimate Brands, Inc.                  280,000     1,790,000

Philip Morris Cos., Inc.               190,000     2,370,000

Tootsie Roll Industries                 28,700       297,221

Tupperware Corp.                        61,600       151,600

United Asset Management Corp.          195,000     1,920,000

Whitman Corp.                          515,000     2,485,000

---------------------------------------------------------------
                                     NET SHARES     CURRENT
SALES                                   SOLD      SHARES HELD
---------------------------------------------------------------

International Dairy Queen, Inc.         42,500       795,000

Interpublic Group of Cos., Inc.<F2>    285,000             -

Liz Claiborne, Inc.                      9,000       276,000

Reebok International Ltd.              499,800       875,000

Reynolds & Reynolds, Class A           350,000       425,000

Rollins, Inc.                           54,000     1,171,000

Torchmark Corp.                         42,800             -

Toys 'R' Us, Inc.                      100,000             -

UST, Inc.                              100,000       900,000

Valassis Communications, Inc.          300,000       800,000

<F1> Adjusted for 2 for 1 stock split on 9/3/97
<F2> Adjusted for 3 for 2 stock split on 7/16/97



THE YACKTMAN FUND


PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)

-----------------------------------------------------------------
                                        NUMBER
                                      OF SHARES          VALUE
-----------------------------------------------------------------

COMMON STOCKS - 83.6%
APPAREL/SHOES - 10.6%
Fruit of the Loom, Inc.<F3>           2,000,000     $  56,250,000
Liz Claiborne, Inc.                     276,000        15,162,750
NIKE, Inc., Class B                     175,000         9,275,000
Reebok International Ltd.               875,000        42,601,563
                                                    -------------
                                                      123,289,313
                                                    -------------

BANKING - 0.9%
Wells Fargo & Company                    40,000        11,000,000
                                                    -------------

CONGLOMERATES - 5.8%
Whitman Corp.                         2,485,000        67,716,250
                                                    -------------

CONSUMER GOODS - 5.5%
Department 56, Inc.<F3>               2,150,000        62,215,625
Topps Co. (The)<F3>                     500,000         1,531,250
                                                    -------------
                                                       63,746,875
                                                    -------------

FINANCIAL SERVICES - 7.0%
First Data Corp.                        688,900        25,876,806
United Asset Management Corp.         1,920,000        55,080,000
                                                    -------------
                                                       80,956,806
                                                    -------------

FOOD/BEVERAGE - 1.3%
Tootsie Roll Industries                 297,221        15,083,966
                                                    -------------

FOOD/TOBACCO - 10.9%
Philip Morris Cos., Inc.              2,370,000        98,503,125
UST, Inc.                               900,000        27,506,250
                                                    -------------
                                                      126,009,375
                                                    -------------

HEALTHCARE SERVICES - 0.4%
Lincare Holdings, Inc. <F3>             100,000         5,043,750
                                                    -------------

HOUSEHOLD PRODUCTS - 4.9%
Clorox Co.                              710,000        52,628,750
Tupperware Corp.                        151,600         4,263,750
                                                    -------------
                                                       56,892,500
                                                    -------------


-----------------------------------------------------------------
                                         NUMBER
                                       OF SHARES        VALUE
-----------------------------------------------------------------
INSURANCE - 1.4%
Selective Insurance Group               325,000     $  16,737,500
                                                    -------------


MEDIA - 6.2%
A.C. Nielsen Corp.<F3>                1,330,000        31,920,000
American Media, Inc., Class A<F3>     1,200,000        10,200,000
King World Productions, Inc.<F3>        363,500        15,721,375
Reuters Holdings ADS                    200,000        14,250,000
                                                    -------------
                                                       72,091,375
                                                    -------------

MEDICAL SERVICES - 5.8%
Columbia/HCA Healthcare Corp.         1,075,000        30,906,250
HealthCare COMPARE Corp.<F3>            562,600        35,936,075
                                                    -------------
                                                       66,842,325
                                                    -------------

MEDICAL SUPPLIES - 0.9%
Dentsply International, Inc.            181,000        10,136,000
                                                    -------------

RETAILING - 6.3%
AnnTaylor Stores Corp.<F3>              845,700        12,579,787
International Dairy Queen, Inc.<F3>     795,000        18,694,922
Intimate Brands, Inc.                 1,790,000        41,729,375
                                                    -------------
                                                       73,004,084
                                                    -------------

SERVICES - 12.4%
Block H&R, Inc.                         483,400        18,671,325
Franklin Covey Co.<F3>                2,020,000        56,433,750
Jenny Craig, Inc.<F3>                   843,800         7,172,300
Reynolds & Reynolds, Class A            425,000         8,260,937
Rollins, Inc.                         1,171,000        27,957,625
Valassis Communications, Inc.<F3>       800,000        25,500,000
                                                    -------------
                                                      143,995,937
                                                    -------------

TIRES AND RUBBER - 3.3%
Bandag, Inc., Class A                   734,700        37,745,213
                                                    -------------

Total Common Stocks
 (cost $723,034,248)                                  970,291,269
                                                    -------------


THE YACKTMAN FUND

PORTFOLIO OF INVESTMENTS (Cont'd.)

September 30, 1997 (Unaudited)

------------------------------------------------------------------
                                        PRINCIPAL
                                          AMOUNT          VALUE
------------------------------------------------------------------

US GOVERNMENT AGENCIES- 5.0%

Federal Farm Credit Bank
 6.490%, 07/02/98                    $1,000,000      $  1,000,520
 6.860%, 06/05/00                     6,045,000         6,048,567
Federal Home Loan Bank
 6.010%, 07/29/98                       500,000           501,950
 6.020%, 10/30/98                       500,000           500,450
 6.870%, 10/01/99                     2,320,000         2,321,647
 6.520%, 10/08/99                     1,000,000         1,000,410
 6.440%, 11/19/99                       500,000           500,040
 6.880%, 05/25/00                     2,000,000         2,003,340
 7.005%, 10/02/00                     1,135,000         1,138,518
 7.035%, 10/24/00                     1,575,000         1,581,316
 7.000%, 10/18/01                       500,000           500,575
 7.300%, 10/18/01                       300,000           300,453
 7.010%, 10/30/01                     8,700,000         8,711,832
 7.050%, 11/27/01                     1,000,000         1,000,310
 7.000%, 01/10/02                     1,000,000         1,001,560
 6.955%, 07/09/02                     5,000,000         5,006,600
 6.780%, 02/12/03                     1,000,000           998,190
 7.330%, 11/20/03                     1,000,000         1,000,830
 8.440%, 10/27/04                       310,000           310,809
 8.470%, 10/27/04                     5,000,000         5,013,300
 7.740%, 05/23/05                     2,000,000         2,001,060
Federal National Mortgage Association
 6.300%, 11/05/99                     5,000,000         4,999,800
 6.500%, 01/10/00                     2,000,000         2,001,240
 7.000%, 10/17/01                     1,205,000         1,205,265
 7.320%, 05/07/02                     5,000,000         5,003,700
Student Loan Marketing Association
 Variable Rate, 11/06/97                500,000           499,312
 7.010%, 05/26/00                     2,000,000         2,002,540
 7.020%, 05/26/00                       250,000           250,323
                                                      -----------

Total US Government Agencies
   (cost $58,466,524)                                  58,404,457

                                                      -----------
COMMERCIAL PAPER - 11.5%
Anchor Funding Corp.,
5.57%, 10/03/97                       5,000,000         4,998,453

------------------------------------------------------------------
                                       PRINCIPAL
                                         AMOUNT            VALUE
------------------------------------------------------------------

COMMERCIAL PAPER - 11.5% (CONT'D.)
Commercial Credit Co.,
5.50%, 10/09/97                    $  7,000,000       $ 6,991,444
Deerfield Funding Corp.
 5.56%, 10/06/97                     10,000,000         9,992,278
 5.54%, 10/20/97                      9,000,000         8,973,685
Fountain Square,
5.55%, 10/03/97                       4,605,000         4,603,580
Gotham Funding Co.,
5.54%, 10/02/97                      10,000,000         9,998,461
Great Lakes Chemical,
5.57%, 10/09/97                       5,000,000         4,993,811
Industrial Funding Corp.,
5.55%, 10/07/97                      16,499,000        16,483,738
Mitsubishi Motors Co.,
5.56%, 10/01/97                       3,000,000         3,000,000
Oak Funding Corp.,
5.55%, 10/15/97                      10,000,000         9,978,417
Ridge Capital Corp.,
5.52%, 10/02/97                       4,000,000         3,999,387
Ryobi Finance Co.,
5.55%, 10/15/97                       3,000,000         2,993,525
Traveler's Group, Inc.,
5.50%, 10/09/97                       7,000,000         6,991,444
Working Capital Management
 5.55%, 10/02/97                      7,000,000         6,998,921
 5.55%, 10/02/97                     20,000,000        19,996,917
 5.54%, 10/08/97                      5,000,000         4,995,464
 5.59%, 10/17/97                      7,000,000         6,982,609
                                                      -----------

Total Commercial Paper
   (cost $132,972,134)                                132,972,134
                                                      -----------


Total Investments - 100.1%
   (cost $914,472,906)                              1,161,667,860

Liabilities less Other Assets - (0.1)%                (1,319,755)
                                                    -------------


Net Assets - 100% (equivalent
   to $16.03 per share based on
   72,387,561 shares outstanding)                  $1,160,348,105
                                                   ==============

<F3> Non-income producing



THE YACKTMAN FOCUSED FUND

PURCHASES & SALES

For the Quarter Ended September 30, 1997

---------------------------------------------------------------------------
                                             NET SHARES      CURRENT
NEW PURCHASES                                PURCHASED     SHARES HELD
---------------------------------------------------------------------------

AnnTaylor Stores Corp.                        110,000        110,000

Columbia/HCA Healthcare Corp.                  45,000         45,000

First Data Corp.                               30,000         30,000

Lincare Holdings, Inc.                         11,000         11,000

Tootsie Roll Industries                        18,000         18,000

Wells Fargo & Company                           1,700          1,700


---------------------------------------------------------------------------
                                             NET SHARES      CURRENT
OTHER PURCHASES                              PURCHASED     SHARES HELD
---------------------------------------------------------------------------

Department 56, Inc.                           171,500        331,500

Franklin Covey Co.                             70,000        115,000

Fruit of the Loom, Inc.                        31,500         57,000

Intimate Brands, Inc.                          49,000         80,000

Philip Morris Cos., Inc.                       67,000        140,000

United Asset Management Corp.                  34,000         65,000


---------------------------------------------------------------------------
                                             NET SHARES      CURRENT
SALES                                           SOLD       SHARES HELD
---------------------------------------------------------------------------

Clorox Co.                                      2,500              -

Reynolds & Reynolds, Class A                   35,000              -

Rollins, Inc.                                  35,000              -



THE YACKTMAN FOCUSED FUND

PORTFOLIO OF INVESTMENTS

September 30, 1997 (Unaudited)

---------------------------------------------------------------------------
                                               NUMBER
                                             OF SHARES        VALUE
---------------------------------------------------------------------------

COMMON STOCKS - 80.2%

APPAREL/SHOES - 5.7%
Fruit of the Loom, Inc.<F4>                    57,000      $ 1,603,125
Reebok International Ltd.                      15,500          754,656
                                                           -----------
                                                             2,357,781
                                                           -----------

BANKING - 1.1%
Wells Fargo & Company                           1,700          467,500
                                                           -----------

CONGLOMERATES - 4.7%
Whitman Corp.<F5>                              70,000        1,907,500
                                                           -----------

CONSUMER GOODS - 23.3%
Department 56, Inc.<F4><F5>                   331,500        9,592,781
                                                           -----------

FINANCIAL SERVICES - 7.3%
First Data Corp.                               30,000        1,126,875
United Asset Management Corp.                  65,000        1,864,688
                                                           -----------
                                                             2,991,563
                                                           -----------

FOOD/BEVERAGE - 2.2%
Tootsie Roll Industries                        18,000          913,500
                                                           -----------

FOOD/TOBACCO - 14.1%
Philip Morris Cos., Inc.<F5>                  140,000        5,818,750
                                                           -----------

HEALTH CARE SERVICES - 1.3%
Lincare Holdings, Inc.<F4>                     11,000          554,812
                                                           -----------

MEDICAL SERVICES - 4.2%
Columbia/HCA Healthcare Corp.                  45,000        1,293,750
HealthCare COMPARE Corp.<F4>                    6,000          383,250
                                                           -----------
                                                             1,677,000
                                                           -----------
THE YACKTMAN FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Cont'd.)
September 30, 1997 (Unaudited)

RETAILING - 8.5%
AnnTaylor Stores Corp.<F4>                    110,000        1,636,250
Intimate Brands, Inc.                          80,000        1,865,000
                                                           -----------
                                                             3,501,250
                                                           -----------


THE YACKTMAN FOCUSED FUND
PORTFOLIO OF INVESTMENTS (Cont'd.)

----------------------------------------------------------------------
                                               NUMBER
                                              OF SHARES       VALUE
----------------------------------------------------------------------

COMMON STOCKS - 80.2% (CONT'D.)

SERVICES - 7.8%
Franklin Covey Co.<F4>                        115,000      $ 3,212,813
                                                           -----------

Total Common Stocks
 (cost $30,325,976)                                         32,995,250
                                                           -----------

----------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT         VALUE
----------------------------------------------------------------------
US GOVERNMENT AGENCIES - 5.1%

Federal Home Loan Bank
 6.880%, 10/10/00                          $  500,000          501,420
 6.683%, 10/16/00                             500,000          500,930
Federal National
Mortgage Association,
6.45%, 10/14/99                             1,100,000        1,100,099
                                                           -----------
Total US Government Agencies
   (cost $2,101,648)                                         2,102,449
                                                           -----------

COMMERCIAL PAPER - 8.5%

Bridgestone/Firestone,
5.51%, 10/03/97                             1,500,000        1,499,541
Great Lakes Chemical,
5.57%, 10/09/97                             1,000,000          998,762
Working Capital Management,
5.55%, 10/02/97                             1,000,000          999,846
                                                           -----------


Total Commercial Paper
   (cost $3,498,149)                                         3,498,149
                                                           -----------

DEMAND NOTES
(VARIABLE RATE) - 4.3%

American Family Financial Services            192,608          192,608
Johnson Controls, Inc.                        952,268          952,268
Pitney Bowes Credit Corp.                     183,750          183,750
Wisconsin Electric Power Company              455,217          455,217
                                                           -----------

Total Demand Notes
   (cost $1,783,843)                                         1,783,843
                                                           -----------

----------------------------------------------------------------------
                                             NUMBER OF
                                             CONTRACTS        VALUE
----------------------------------------------------------------------

PUT OPTIONS PURCHASED - 0.6%

Philip Morris Cos., Inc. Put Option
  Expiring Jan. 1999 @ $26.625                    320        $  16,000
Philip Morris Cos., Inc. Put Option
  Expiring Jan. 1999 @ $33.375                    880          176,000
Philip Morris Cos., Inc. Put Option
  Expiring Jan. 1999 @ $36.625                    200           61,250
                                                           -----------

Total Put Options Purchased
  (cost $311,536)
                                                               253,250
                                                           -----------
Total Investments - 98.7%
  (cost $38,021,152)                                        40,632,941
                                                           -----------

PUT OPTIONS WRITTEN - (0.6)%

HealthCare COMPARE Corp. Put Option
  Expiring Feb. 1998 @ $55.00                     250         (28,907)
Lincare Holdings, Inc. Put Option
  Expiring Feb. 1998 @ $45.00                     250         (42,188)
NIKE, Inc., Class B Put Option
  Expiring Jan. 1999 @ $47.50                     350        (166,250)
                                                           -----------
Total Put Options Written
  (premiums received $220,367)                               (237,345)
                                                           -----------
Other Assets less Other Liabilities - 1.9%                     753,440
                                                           -----------
Net Assets - 100% (equivalent
  to $11.85 per share based on
  3,472,364 shares outstanding)                            $41,149,036
                                                           ===========
<F4> Non-income producing
<F5> All or a portion of security pledged as collateral to cover written put options



FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258

THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin  53201-5207